Provision for liabilities and other charges (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Schedule of movements in provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of December 31, 2023	15,288	454	3,191	18,933
Additions	277	—	425	702
Reversals	(875)	(49)	(59)	(983)
Use of provision	(1,324)	—	—	(1,324)
Effect of translation	(1,731)	(97)	(285)	(2,113)
Balance as of June 30, 2024	11,635	308	3,272	15,215
Current	11,635	308	2,818	14,761
Non-current	—	—	454	454